Loans, Borrowings, Leases obligations and other financial liabilities (Details) - Schedule of maturity of loans and borrowings - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans (including convertible loan)
Within one year	$ 4,780	$ 3,644
Years two to five	9,283	11,736
Leases
Within one year	1,127	1,040
Years two to five	$ 3,094	$ 2,414